INCOME TAXES	12 Months Ended
Sep. 30, 2011
INCOME TAXES
INCOME TAXES

NOTE 4 INCOME TAXES

The components of the provision for income taxes are as follows:

Years Ended September 30,	2011	2010	2009
	(in thousands)

Current:
Federal	$42,377	$31,312	$45,780
Foreign	14,259	13,215	13,442
State	8,112	1,937	8,889

	64,748	46,464	68,111

Deferred:
Federal	185,076	100,206	148,367
Foreign	(4,117)	7,846	2,865
State	6,692	(2,361)	8,507

	187,651	105,691	159,739

Total provision	$252,399	$152,155	$227,850

The amounts of domestic and foreign income before income taxes and equity in income of affiliate are as follows:

Years Ended September 30,	2011	2010	2009
	(in thousands)
Domestic	$666,073	$389,383	$571,028
Foreign	20,994	48,853	27,257

	$687,067	$438,236	$598,285

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities. Recoverability of any tax assets are evaluated and necessary allowances are provided. The carrying value of the net deferred tax assets is based on management's judgments using certain estimates and assumptions that we will be able to generate sufficient future taxable income in certain tax jurisdictions to realize the benefits of such assets. If these estimates and related assumptions change in the future, additional valuation allowances may be recorded against the deferred tax assets resulting in additional income tax expense in the future.

The components of our net deferred tax liabilities are as follows:

September 30,	2011	2010
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$898,657	$703,404
Available-for-sale securities	119,464	107,917
Other	62	136

Total deferred tax liabilities	1,018,183	811,457

Deferred tax assets:
Pension reserves	14,260	15,549
Self-insurance reserves	8,344	4,249
Net operating loss and foreign tax credit carryforwards	54,967	45,343
Financial accruals	36,672	31,102
Other	3,224	3,456

Total deferred tax assets	117,467	99,699
Valuation allowance	54,709	45,343

Net deferred tax assets	62,758	54,356

Net deferred tax liabilities	$955,425	$757,101

The change in our net deferred tax assets and liabilities is impacted by foreign currency remeasurement.

As of September 30, 2011, we had state and foreign net operating loss carryforwards for income tax purposes of $10.3 million and $29.0 million, respectively, and foreign tax credit carryforwards of approximately $47.0 million (of which $44.0 million is reflected as a deferred tax asset in our Consolidated Financial Statements prior to consideration of our valuation allowance) which will expire in years 2012 through 2021. The valuation allowance is primarily attributable to state and foreign net operating loss carryforwards and foreign tax credit carryforwards which more likely than not will not be utilized.

Effective income tax rates as compared to the U.S Federal income tax rate are as follows:

Years Ended September 30,	2011	2010	2009

U.S. Federal income tax rate	35%	35%	35%
Effect of foreign taxes	1	1	1
State income taxes	1	(1)	2

Effective income tax rate	37%	35%	38%

We recognize accrued interest related to unrecognized tax benefits in interest expense, and penalties in other expense in the Consolidated Statements of Income. As of September 30, 2011 and 2010, we had accrued interest and penalties of $5.4 million and $3.2 million, respectively.

A reconciliation of the change in our gross unrecognized tax benefits for the fiscal year ended September 30, 2011 and 2010 is as follows:

September 30,	2011	2010
	(in thousands)
Unrecognized tax benefits at October 1,	$5,549	$5,244
Gross decreases – tax positions in prior periods	(249)	—
Gross increases – tax positions in prior periods	2,561	177
Gross increases – current period effect of tax positions	434	128
Expiration of statute of limitations for assessments	(1,417)	—

Unrecognized tax benefits at September 30	$6,878	$5,549

As of September 30, 2011 and September 30, 2010, our liability for unrecognized tax benefits was $6.9 million and $5.6 million, respectively, which would affect the effective tax rate if recognized. The liabilities for unrecognized tax benefits and related interest and penalties are included in other noncurrent liabilities in our Consolidated Balance Sheets.

It is reasonably possible that the amount of the unrecognized tax benefits with respect to certain unrecognized tax positions will increase or decrease during the next 12 months. However, we do not expect the change to have a material effect on results of operations or financial position.

We file a consolidated U.S. federal income tax return, as well as income tax returns in various states and foreign jurisdictions. The tax years that remain open to examination by U.S. federal and state jurisdictions include fiscal years 2007 through 2010. Audits in foreign jurisdictions are generally complete through fiscal year 1999.